SCHEDULE OF COMPONENT OF THE SEGMENT ASSETS (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Reportable Segments
Cash and investments held in trust account	$ 60,960,574	$ 60,429,224